Financial instruments	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classification and carrying amounts
It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of, in 2025 and 2024, the Facility.
Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	30 June 2025
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,031,378	1,078,720
	1,031,378	1,078,720

	31 December 2024
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	990,744	969,077
	990,744	969,077
Fair value measurements
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 30 June 2025 and 31 December 2024:

	30 June 2025
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	46,100	—	46,100
OACB Warrants	16,903	—	—	16,903
	16,903	46,100	—	63,003

	31 December 2024
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	179,300	—	179,300
OACB Warrants	30,924	—	—	30,924
	30,924	179,300	—	210,224
The Group did not recognize any transfer of assets or liabilities between levels of the fair value hierarchy during the six months ended 30 June 2025.
Predecessor Earn Out Shares
The Predecessor Earn Out Shares had a fair value of $46.1 million as of 30 June 2025, resulting in $133.2 million of finance income for the six months ended 30 June 2025.
The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	30 June 2025	31 December 2024
Number of shares	19,165,000	19,165,000
Share price	$9.12	$13.23
Volatility rate	43.0%	52.0%
Risk-free rate	3.70%	4.26%
OACB Warrants
The OACB warrants had a fair value of $16.9 million as of 30 June 2025. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date. The change in fair value of the OACB Warrants resulted in $14.0 million of finance income for the six months ended 30 June 2025.